Investment in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investment in associates
Schedule of associate financial information

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

	As of	As of
	December 31,	December 31,
	2019	2020
Associates’ statement of financial position:
Non-current assets	1,199	1,437
Current assets	2,019	3,729
including cash and cash equivalents	995	2,631
Non-current financial liabilities	(337)	(263)
Current liabilities	(397)	(1,270)
including financial liabilities	(314)	(959)
Net assets	2,484	3,633
Carrying amount of investment in associates (45%) of net assets	1,118	1,635

Associate’ revenue and net income for the years ended December 31 was as follows:

	2018	2019	2020
Revenue	4	5,534	7,697
Cost of revenues	(3)	(289)	(453)
Other income and expenses, net	(85)	(4,565)	(5,752)
including personnel expenses	(1)	(2,147)	(2,965)
including depreciation and amortization	(1)	(129)	(297)
Total net profit/(loss)	(84)	680	1,492
Group’s share (45%) of total net profit/(loss)	(38)	306	672